PRACTUS

JOHN H. LIVELY, Managing Partner

john.lively@practus.com

11300 Tomahawk Creek Pkwy., Suite 310

Leawood, KS 66211

(913) 660-0778

August 13, 2025

U.S. Securities and Exchange Commission
Filing Desk
100 F Street, N.E.
Washington, D.C. 2054

RE: The Registration Statement filed on Form N-1A under the Investment Company Act of 1940, as amended (the “1940 Act”) and Securities Act of 1933, as amended (the “Securities Act”) of PFS Funds (the “Trust”)(File Nos. 333-94671 and 811-09781)

Ladies and Gentlemen:

Enclosed herewith for filing on behalf of the Trust, please find a post-effective amendment to the Trust’s Registration Statement under the Securities Act of 1933, as amended (the “1933 Act”), and an amendment to the Trust’s Registration Statement under the Investment Company Act of 1940, as amended (the “1940 Act”) (collectively, the “Amendment”) pertaining to the Potomac Managed Volatility Fund, Potomac Tactical Rotation Fund, Potomac Tactical Opportunities Fund, and Potomac Defensive Bull Fund, each a series of the Trust (the “Funds”).

This Amendment is being filed pursuant to Rule 485(a) under the 1933 Act to change the principal investment strategies to include the ability of the Funds to short derivatives, such as futures contracts. In addition, the strategies are being revised to allow the Funds to invest in underlying exchange traded products that invest in and hold cryptocurrencies.

The Trust hereby requests selective review of the Amendment filing. The Trust believes it is appropriate for the staff of the U. S. Securities and Exchange Commission (“SEC”) to focus its review on the material changes described in the preceding paragraph.

If you have any questions concerning the foregoing, please contact the undersigned at (913) 660-0778 or john.lively@practus.com.

Regards,

/s/ John H. Lively

On behalf of Practus, LLP